UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

                 Charter National Variable Account
                 3100 Sanders Road
                 Northbrook, IL  60062


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Money Market, Bond, Balanced, Capital Growth and International
        Subaccounts

3.   Investment Company Act File Number: 811-04588


         Securities Act File Number:  033-03446


4(a). Last day of fiscal year for which this Form is filed:

                  December 31, 2001

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

                  N/A

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.





5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities
          sold  during  the  fiscal  year
          pursuant to section 24(f):                        $       5,000

     (ii) Aggregate  price of  securities
          redeemed  or  repurchased  during the
          fiscal year:                                      $  (3,763,216)

     (iii)Aggregate  price of  securities  redeemed
          or  repurchased  during any prior  fiscal
          year ending no earlier  than  October 11,
          1995 that were not  previously  used  to
          reduce  registration  fees  payable  to the
          Commission:                                       $  (6,650,641)

     (iv) Total  available  redemption  credits
          [add  Items  5(ii) and  5(iii):                  -$  (10,413,857)

     (v)  Net sales B if Item 5(i) is  greater
          than Item 5(iv)  [subtract Item 5(iv)
          from Item 5(i)]:                                  $ 0

     (vi) Redemption  credits  available for use in         $  (10,408,857)
          future years B if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:

     (vii)Multiplier for determining  registration
          fee (See  Instruction  C.9):                      x 0.0092%

     (viii) Registration  fee due [multiply Item 5(v)
          by item 5(vii)] (enter "0" if no fee is due):    =$ 0.00


6.   Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that were available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due B if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                         +$-------





8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                         =$ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                  [  ]     Wire Transfer
                  [  ]     Mail or other means



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ MICHAEL J. VELOTTA
                         -------------------------------
                         Michael J. Velotta
                         Vice President, Secretary and General Counsel



Date March 18, 2002
    ---------------------


*Please print the name and title of the signing officer below the signature.